Derivatives - Summary Of Derivative Assets And Derivative Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	₩ 390,720,160	₩ 353,660,429
Derivative assets (Designated for hedging)	106,764	174,820	$ 89,823
Derivative liabilities for hedging	₩ 27,584	₩ 64,769	$ 23,207
Description of other information of derivatives held for trading and hedging	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	₩ 95,103	₩ 174,820
Derivative liabilities for hedging	20,287	28
For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	11,661	0
Derivative liabilities for hedging	7,297	64,741
For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	4,803,131	6,901,742
Derivative liabilities for trading	4,567,268	6,459,887
Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	118,423	184,413
Interest rate futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Interest rate forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	340,000
Interest rate forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Interest rate forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Interest rate forwards | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	16,434
Derivative liabilities for trading	0
Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	134,196,188	137,057,240
Interest rate swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	95,103	174,820
Derivative liabilities for hedging	20,287	28
Interest rate swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	351	0
Derivative liabilities for hedging	0	1,476
Interest rate swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	136,185	318,545
Derivative liabilities for trading	305,443	524,190
Interest rate options | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	170,000	330,000
Interest rate options | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	340,000	285,440
Interest rate options | For fair value hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For fair value hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For cash flow hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For cash flow hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For trading | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	3,959	6,271
Derivative liabilities for trading	0	0
Interest rate options | For trading | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	8,552	5,419
Currency futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	7,445	2,546
Currency futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	114,072,910	105,146,634
Currency forward | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency forward | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency forward | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	2,466,893	2,541,957
Derivative liabilities for trading	993,823	2,848,980
Currency swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	101,117,559	87,249,320
Currency swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	11,310	0
Derivative liabilities for hedging	7,297	63,265
Currency swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	1,444,634	3,325,135
Derivative liabilities for trading	2,345,735	2,415,610
Foreign Exchange Option | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,079,610	1,147,877
Foreign Exchange Option | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,686,787	1,632,048
Foreign Exchange Option | For fair value hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For fair value hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For cash flow hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For cash flow hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For trading | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	10,968	59,329
Derivative liabilities for trading	0	0
Foreign Exchange Option | For trading | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	8,952	23,271
Equity futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	337,916	123,742
Equity futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Equity Forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	233	11
Equity Forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	64	0
Derivative liabilities for trading	0	0
Equity swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	642,963	269,039
Equity swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	27,031	0
Derivative liabilities for trading	3,784	12,533
Equity options | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	17,503,553	9,863,110
Equity options | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	19,106,573	10,369,009
Equity options | For fair value hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For fair value hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For cash flow hedging | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For cash flow hedging | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For trading | Long [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	696,963	650,505
Derivative liabilities for trading	0	0
Equity options | For trading | Short [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	₩ 900,979	₩ 629,884